Summary of Principal Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2022	May 31, 2021	Feb. 28, 2022	Feb. 28, 2021
Current assets	$ 8,828,859		$ 10,209,096	$ 7,104,527
Non-current assets	376,607		157,809	236,977
Total assets	9,205,466		10,366,905	7,341,504
Current liabilities	5,313,091		5,278,655	4,112,295
Non-current liabilities	118,913			1,114,243
Total liabilities	5,432,004		5,278,655	5,226,538
Cost of revenue	(4,478,052)	$ (5,376,792)	(20,113,294)	(15,036,876)
Gross profit (loss)	377,071	619,697	2,814,121	1,646,694
Amortization and depreciation	(14,172)	(14,421)	(57,894)	(27,055)
General and administrative expenses	(1,239,550)	(1,179,747)	(5,280,582)	(4,246,880)
Marketing cost	(57,191)	(85,007)	(641,917)	(364,160)
Research & development	(211,647)	(135,429)	(923,387)	(552,343)
Total operating expenses	1,812,491	1,475,579	7,681,356	5,871,877
Profit (loss) from operations	(1,435,420)	(855,882)	(4,867,235)	(4,225,183)
Interest income	757	1,270	21,150	3,277
Other income	5,098	36,997	77,699	107,275
Tax expense
Net profit (loss)	(1,444,123)	(911,890)	(4,943,444)	(4,381,974)
Variable Interest Entity, Primary Beneficiary [Member]
Current assets	4,995,626		4,503,346	2,251,100
Non-current assets	259,023		21,042	45,503
Total assets	5,254,649		4,524,388	2,296,603
Current liabilities	9,394,090		8,556,844	4,906,955
Non-current liabilities	118,913
Total liabilities	9,513,003		8,556,844	4,906,955
Revenue	1,438,367	373,151	2,971,031	1,912,012
Cost of revenue	(1,149,147)	(109,046)	(867,154)	(1,112,697)
Gross profit (loss)	289,220	264,105	2,103,877	799,315
Amortization and depreciation	(1,719)	(2,068)	(7,948)	(7,102)
General and administrative expenses	(582,112)	(538,671)	(2,313,818)	(1,709,543)
Marketing cost	(57,131)	(51,079)	(562,637)	(364,160)
Research & development	(111,455)	(135,429)	(583,874)	(170,006)
Total operating expenses	(752,417)	(727,247)	(3,468,277)	(2,250,811)
Profit (loss) from operations	(463,197)	(463,142)	(1,364,400)	(1,451,496)
Interest income	705	1,215	20,971	3,166
Other income	5,098	139	17,403	24,126
Total other income (expense)	5,803	1,354	38,374	27,292
Tax expense
Net profit (loss)	(457,394)	(461,788)	(1,326,026)	(1,424,204)
Variable Interest Entity, Not Primary Beneficiary [Member]
Current assets	3,537,653		5,330,206	4,177,156
Non-current assets	8,368		9,121
Total assets	3,546,021		5,339,327	4,177,156
Current liabilities	2,485,941		4,162,414	3,318,450
Non-current liabilities
Total liabilities	2,485,941		4,162,414	3,318,450
Revenue	3,416,755	5,524,623	19,824,966	14,738,480
Cost of revenue	(3,328,904)	(5,177,746)	(18,886,139)	(13,924,179)
Gross profit (loss)	87,851	346,877	938,827	814,301
Amortization and depreciation	(266)	(225)	(990)	(713)
General and administrative expenses	(119,792)	(111,193)	(597,962)	(432,365)
Marketing cost	(59)	(33,928)	(79,280)
Research & development	(22,244)		(31,505)	(55,965)
Total operating expenses	(142,361)	(145,346)	(709,737)	(489,043)
Profit (loss) from operations	(54,510)	201,531	229,090	325,258
Interest income	41	14	83	47
Other income		36,858	60,296	64,709
Total other income (expense)	41	36,872	60,379	64,756
Tax expense
Net profit (loss)	$ (54,469)	$ 238,403	$ 289,469	$ 390,014